Artisan Mid Cap Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	129 Months Ended	167 Months Ended	173 Months Ended	237 Months Ended	297 Months Ended	306 Months Ended	342 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					8.36%	10.73%			9.70%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					9.59%	11.61%			9.91%	9.22%	9.91%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					13.13%	14.13%	13.60%	10.60%	9.56%	8.31%	9.40%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		1.72%	6.61%	7.87%					9.09%
Performance Inception Date	Mar. 28, 2001
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.11%	3.78%	5.47%					7.41%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.21%	4.96%	6.00%					7.51%
Investor | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	9.83%	9.78%
Investor | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	8.67%	11.01%
Investor | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		1.80%	6.75%	8.01%	6.22%
Performance Inception Date	Apr. 01, 2015
Advisor | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	9.83%	9.78%
Advisor | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	8.67%	11.01%
Advisor | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		1.96%	6.85%	8.11%		7.86%
Performance Inception Date	Feb. 01, 2012
Institutional | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	9.83%	9.78%
Institutional | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	8.67%	11.01%
Institutional | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%